Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets, Net [Abstract]
Schedule of Composition and Movement

Composition and movement:

	Patents	Goodwill	Customer relations, order backlog	Technology (2)	Total
	USD in thousands
Cost:

Balance as of January 1, 2023	32	13,702	20,823	1,126	35,683

Impairment recognized in the year (1)	-	(10,643)	(4,615)	-	(15,258)
Adjustments arising from translating financial statements from functional currency to presentation currency	(1)	(592)	(613)	(34)	(1,240)
Balance as of December 31, 2023	31	2,467	15,595	1,092	19,185

Impairment recognized in the year (1)	-	(571)	(82)	-	(653)
Adjustments arising from translating financial statements from functional currency to presentation currency	(1)	(22)	(99)	(6)	(128)
Balance as of December 31, 2024	30	1,874	15,414	1,086	18,404
Accumulated amortization:

Balance as of January 1, 2023	9	-	5,113	661	5,783
Amortization recognized in the year (1)	9	-	5,278	446	5,733
Adjustments arising from translating financial statements from functional currency to presentation currency	*	-	(199)	(15)	(214)

Balance as of December 31, 2023	18	-	10,192	1,092	11,302
Amortization recognized in the year (1)	6	-	947	-	953
Adjustments arising from translating financial statements from functional currency to presentation currency		-	(56)	(6)	(62)

Balance as of December 31, 2024	24	-	11,083	1,086	12,193

Net balance:

As of December 31, 2024	6	1,874	4,331	-	6,211

As of December 31, 2023	13	2,467	5,403	-	7,883

*)	Less than 1 thousand US dollars.

1)	Customer relations, order backlog and brand amortization expenses are classified in the statement of profit or loss under sales and marketing expenses.

2)	Technology and supplier relationships amortization expenses are classified in the statement of profit or loss under cost of sales expenses. Patents amortization expenses are classified in the statement of profit or loss under general and administrative expenses.

Schedule of Purchase Price Allocation	The purchase price allocation was as follows (in thousands):
Technology	500
Customer relationships	9,453
Total consideration	9,953

Schedule of the Goodwill and the Intangible Assets

The carrying amount as of December 31, 2024 of the goodwill and the intangible assets which were allocated to each cash-generating unit:

	Professional Services	Consulting	Total

Patents	6	-	6
Goodwill	1,874	-	1,874
Customer relationship, Suppliers relationship and Backlog	924	3,407	4,331
Total	2,804	3,407	6,211